Stock-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Feb. 23, 2021 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options outstanding	3,231,432
Stock-based compensation expense | $	$ 49,843	$ 6,021
Number of shares authorized to be repurchased			1,023,825
Vesting period	4 years
Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance	19,887,747
Conversion of stock option granted into an option to purchase common stock	5.87585
2013 Employee Stock Option And Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorized	58,863,225	58,863,225
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Options Granted	2,270,858	17,377,292
Total intrinsic value of options exercised | $	$ 44,200
Stock-based compensation expense | $	22,000	$ 3,300
Total unrecognized compensation cost | $	$ 21,500
Weighted average period	3 years
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense | $	$ 3,500	0
Total unrecognized compensation cost | $	$ 27,900
Weighted average period	3 years 7 months 6 days
RSUs Granted	5,041,197
Purchase price per share | $ / shares	$ 6.30
RSUs Vested	37,043
RSUs Forfeited	79,911
Restricted Stock Units (RSUs) [Member] | Minimum [Member] | 2021 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	1 year
Restricted Stock Units (RSUs) [Member] | Maximum [Member] | 2021 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense | $	$ 24,400	$ 2,700
Total unrecognized compensation cost | $	$ 15,100
RSUs Granted	7,003,261
Purchase price per share | $ / shares	$ 1.42
RSUs Vested	3,063,991
RSUs Forfeited	0